Productivity Improvement And Restructuring Initiatives - (Schedule Of Restructuring And Related Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Balance at beginning of year	$ 20.0	$ 11.6
Costs incurred	23.7	35.8	$ 34.4
Paid/settled	(32.3)	(27.4)
Balance at end of year	11.4	20.0	11.6
Employee Severance and Related
Restructuring Reserve [Roll Forward]
Balance at beginning of year	19.9	11.4
Costs incurred	21.7	27.0
Paid/settled	(31.3)	(18.5)
Balance at end of year	10.3	19.9	11.4
Facility Exit and Related
Restructuring Reserve [Roll Forward]
Balance at beginning of year	0.1	0.2
Costs incurred	2.0	8.8
Paid/settled	(1.0)	(8.9)
Balance at end of year	$ 1.1	$ 0.1	$ 0.2